Changes, Net of Tax, in Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2013		Jul. 01, 2012	Jun. 30, 2013		Jul. 01, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Accumulated Other Comprehensive Income Loss [Roll Forward]
Beginning Balance				$ (157)	[1]	$ (65)	$ (65)		$ (74)		$ 55
Other comprehensive income/(loss)	(34)		(162)	(20)		(128)	(92)		9	[2]	(129)	[2]
Separation adjustments				(6)	[3]
Ending Balance	(183)	[1]		(183)	[1]		(157)	[1]	(65)		(74)
Currency Translation Adjustment Net Unrealized Gain/(Losses)
Accumulated Other Comprehensive Income Loss [Roll Forward]
Beginning Balance				(152)		(59)	(59)		(63)		58
Other comprehensive income/(loss)				(17)			(93)		4		(121)
Separation adjustments				(7)	[3]
Ending Balance	(176)			(176)			(152)		(59)		(63)
Benefit Plans Actuarial Gains/(Losses)
Accumulated Other Comprehensive Income Loss [Roll Forward]
Beginning Balance				(5)		(6)	(6)		(11)		(3)
Other comprehensive income/(loss)				(3)			1		5		(8)
Separation adjustments				1	[3]
Ending Balance	$ (7)			$ (7)			$ (5)		$ (6)		$ (11)

[1]	The condensed consolidated balance sheet as of June 30, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.
[2]	Includes impacts from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.
[3]	See Note 2B. The Separation, Adjustments Associated with the Separation, Senior Notes Offering, Initial Public Offering and Exchange Offer: Adjustments Associated with the Separation.